UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                                 --------------

Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):              [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ------------------------------------------------
Address:   1346 South Third Street
           ------------------------------------------------
           Louisville, Kentucky  40208
           ------------------------------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           -----------------
Title:     President
           -----------------
Phone:     (502) 636-5282
           -----------------

Signature, Place, and Date of Signing:

\S\                           Louisville, Kentucky                May 2, 2002
--------------------------    --------------------                -----------
[Signature]                      [City, State]                       [Date]

Report Type          (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28- _________________          ____________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      None
                                                  -----------------
Form 13F Information Table Entry Total:                  92
                                                  -----------------
Form 13F Information Table Value Total:             $ 97,335
                                                  -----------------
                                                     (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

           ____      28-1718_________________       __________________________

           [Repeat as necessary.]




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
                                                                The Sachs Company
                                                                   Form 13F

                             CUSIP          Market                       Investment Descretion                   Voting Authority
                                                                        ------------------------            ------------------------
NAME OF ISSUER              NUMBER          VALUE             SHARES     (A)     (B)      (C)      MANAGER    (A)   (B)      (C)
                                                                         SOLE   SHARED    OTHER              SOLE  SHARED   OTHER
--------------              ------          ------            -------   ------  ------    -----    -------   ----  ------   -----

ABBOTT LABORATORIES        002824100         825,820          15,700      X                                                   15,700
ABIOMED INC                003654100         475,080          42,800      X                                                   42,800
AEGON NV                   007924103         388,596          15,900      X                                                   15,900
AIR PRODUCTS & CHEMIC      009158106         374,359           7,248      X                                                    7,248
AMERISERV FINANCIAL I      03074A102       1,614,976         325,600      X                                                  325,600
AMSOUTH BANCORPORATIO      032165102         205,623           9,355      X                                                    9,355
ANALOG DEVICES INC         032654105         675,600          15,000      X                                                   15,000
BB&T CORP COM              054937107         339,255           8,902      X                                                    8,902
BP AMOCO LP ADR            055622104         573,055          10,792      X                                                   10,792
BANK OF AMERICA            060505104         336,699           4,950      X                                                    4,950
BANK ONE CORP              06423A103       1,647,302          39,428      X                                                   39,428
BARCLAYS BK PLC ADR E      06738C836         415,901          16,550      X                                                   16,550
BARNES & NOBLE INC         067774109       1,447,233          46,700      X                                                   46,700
BAY VIEW CAP CORP DEL      07262L101         956,232         139,800      X                                                  139,800
BELLSOUTH CORP             079860102         483,972          13,130      X                                                   13,130
BRISTOL MYERS SQUIBB       110122108         384,655           9,500      X                                                    9,500
CHEVRONTEXACO CORPORA      166764100         403,417           4,469      X                                                    4,469
CHIEF CONSOLIDATED MI      168628105          50,400          22,400      X                                                   22,400
CHURCHILL DOWNS INC        171484108         305,025           8,300      X                                                    8,300
CINERGY CORP               172474108         436,150          12,200      X                                                   12,200
CITIGROUP INC              172967101         709,721          14,332      X                                                   14,332
COMPASS BANCSHARES IN      20449H109       2,401,686          77,800      X                                                   77,800
DISNEY, WALT CO            254687106         276,960          12,000      X                                                   12,000
EXXON MOBIL CORPORATI      30231G102       2,436,247          55,584      X                                                   55,584
FEDERAL RLTY INVT TR       313747206       1,273,232          49,600      X                                                   49,600
FELCOR LODGING TR INC      31430F101       2,407,625         113,300      X                                                  113,300
FIFTH THIRD BANCORP        316773100         690,050          10,226      X                                                   10,226
FIRST TENN NATL CORP       337162101         886,765          25,300      X                                                   25,300
FOREST LABORATORIES I      345838106         817,000          10,000      X                                                   10,000
General Electric Co.       369604103         564,484          15,073      X                                                   15,073
GOLDEN ST VINTNERS IN      38121K208         345,625          98,750      X                                                   98,750
GREY GLOBAL GROUP INC      39787M108         306,450             450      X                                                      450
HEALTH NET INC             42222G108       2,082,696          75,900      X                                                   75,900
HEWLETT PACKARD CO         428236103         451,998          25,195      X                                                   25,195
HILTON HOTELS CORP CO      432848109         378,950          26,500      X                                                   26,500
HUMANA INC                 444859102       1,285,350          95,000      X                                                   95,000
HUNTINGTON BANCSHARES      446150104         674,232          34,225      X                                                   34,225
ISTAR FINL INC COM         45031U101       3,774,340         130,600      X                                                  130,600
IMMUCOR INC                452526106         154,000          11,000      X                                                   11,000
INTEL CORP                 458140100         240,482           7,908      X                                                    7,908
INTERLEUKIN GENETICS       458738101          47,560          58,000      X                                                   58,000
INTERNATIONAL BUSINES      459200101         374,400           3,600      X                                                    3,600
KROGER CO                  501044101       1,113,496          50,248      X                                                   50,248
LEGG MASON INC             524901105         318,480           6,000      X                                                    6,000
MARRIOTT INTERNATIONA      571903202         229,245           5,100      X                                                    5,100
MCKESSON HBOC INC          58155Q103         823,460          22,000      X                                                   22,000
MERCK & CO INC             589331107         205,330           3,566      X                                                    3,566
MIDLAND CO                 597486109         383,400           9,000      X                                                    9,000
NATIONAL CITY CORP         635405103       1,383,462          44,976      X                                                   44,976
NATIONWIDE HEALTH PPT      638620104       2,835,105         140,700      X                                                  140,700
NORTEL NETWORKS CORP       656568102          44,900          10,000      X                                                   10,000
NORTH FORK BANCORP IN      659424105       2,972,816          83,600      X                                                   83,600
NOVARTIS AG SPONSORE       66987V109       2,306,700          58,250      X                                                   58,250
OHIO CASUALTY CORP         677240103       3,430,034         181,100      X                                                  181,100
ORBITAL SCIENCE CORP.      685564AC0         630,875         700,000      X                                                  700,000
PNC FINANCIAL CORP         693475105       1,771,342          28,807      X                                                   28,807
PTEK HLDGS INC COM         69366M104         294,687          71,875      X                                                   71,875
PACIFIC NORTHWEST BAN      69466M103         443,155          16,850      X                                                   16,850
PACIFICARE HLTH SYS I      695112102       4,566,665         261,700      X                                                  261,700
PAPA JOHNS INTL INC C      698813102         585,480          21,000      X                                                   21,000
PFIZER INC                 717081103       2,201,596          55,400      X                                                   55,400
PHILIP MORRIS COS INC      718154107         676,809          12,850      X                                                   12,850
PHILLIPS PETROLEUM CO      718507106         389,360           6,200      X                                                    6,200
PROCTER & GAMBLE COMP      742718109       1,893,602          21,019      X                                                   21,019
PROVIDENT FINANCIAL G      743866105         218,160           7,575      X                                                    7,575
PROVIDIAN FINANCIAL C      74406A102       2,316,038         306,760      X                                                  306,760
PULASKI FINANCIAL COR      745548107         393,000          20,000      X                                                   20,000
QUALCOMM INC               747525103       2,149,244          57,100      X                                                   57,100
RFS HOTEL INVESTORS I      74955J108         216,090          14,700      X                                                   14,700
RAILAMERICA INC COM        750753105         191,254          18,180      X                                                   18,180
REGIS CORP                 758932107       4,747,626         169,075      X                                                  169,075
ROYAL BK SCOTLAND GRO      780097887         416,500          17,000      X                                                   17,000
SENIOR HSG PPTYS TR S      81721M109       2,196,720         152,550      X                                                  152,550
SOUTHERN CO                842587107         211,920           8,000      X                                                    8,000
SOUTHWEST GAS CORP         844895102         237,500           9,500      X                                                    9,500
SPRINT CORP COM            852061100         718,630          47,000      X                                                   47,000
SPRINT CORP PCS GROUP      852061506       1,841,910         179,000      X                                                  179,000
SUNRISE ASSISTED LIVI      86768K106       2,352,538          86,300      X                                                   86,300
SUNTRUST BANKS INC         867914103         266,920           4,000      X                                                    4,000
SYSCO CORP                 871829107         763,392          25,600      X                                                   25,600
TBC CORP                   872180104         478,500          33,000      X                                                   33,000
TJX COS INC                872540109         249,502           6,236      X                                                    6,236
T-NETIX INC                872597109         210,180          67,800      X                                                   67,800
TARGET CORP                87612E106         431,200          10,000      X                                                   10,000
TRICON GLOBAL RESTAUR      895953107         470,240           8,000      X                                                    8,000
TRICO BANCSHARES           896095106         789,375          37,500      X                                                   37,500
U S BANCORP                902973304       1,131,159          50,118      X                                                   50,118
UNION PLANTERS CORP        908068109       4,018,672          84,800      X                                                   84,800
VECTOR GROUP LTD COM       92240M108       1,891,318          66,130      X                                                   66,130
WACHOVIA GROUP COM         929903102         308,691           8,325      X                                                    8,325
WAVE SYSTEMS CORP          943526103          76,372          31,300      X                                                   31,300
WEBSTER FINANCIAL COR      947890109       3,623,973          96,820      X                                                   96,820

                                         ------------      ----------                                                      ---------
TOTAL                                    $97,335,826       5,151,677                                                       5,151,677
                                         ============      ==========                                                      =========

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